UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21124

Name of Fund: BlackRock New York Municipal Income Trust II (BFY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New
York Municipal Income Trust II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock New York Municipal Income Trust II
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York - 149.2%
Corporate - 22.5%	Essex County, New York, IDA, Environmental
Improvement Revenue Bonds (International Paper
	Company Project), AMT, Series A, 6.625%, 9/01/32	$ 200	$ 165,376
Essex County, New York, IDA, Solid Waste Disposal,
	Revenue Refunding Bonds (International Paper
	Company), AMT, Series A, 5.50%, 10/01/26	625	469,275
New York City, New York, City IDA, Revenue Bonds
	(IAC/InterActiveCorp Project), 5%, 9/01/35	1,000	622,160
New York City, New York, City IDA, Special Facility
	Revenue Bonds (American Airlines, Inc. - JFK
	International Airport), AMT, 7.625%, 8/01/25	1,600	1,477,872
New York City, New York, City IDA, Special Facility
Revenue Bonds (Continental Airlines Inc. Project),
	AMT, 7.75%, 8/01/31	1,500	1,388,280
New York State Energy Research and Development
Authority, Facilities Revenue Bonds (Consolidated
Edison Company of New York, Inc. Project), AMT,
	4.70%, 6/01/36	5,500	5,500,825
Port Authority of New York and New Jersey, Special
	Obligation Revenue Bonds (Continental Airlines, Inc. -
	LaGuardia Project), AMT, 9.125%, 12/01/15	3,310	3,312,780
	Suffolk County, New York, IDA, IDR (Keyspan-
	Port Jefferson), AMT, 5.25%, 6/01/27	2,500	2,195,250
			15,131,818
County/City/Special	New York City, New York, City IDA, PILOT Revenue
District/School District - 35.8%	Bonds (Queens Baseball Stadium Project), 5%,
	1/01/39 (a)	500	409,820
New York City, New York, City IDA, PILOT Revenue
Bonds (Queens Baseball Stadium Project), 6.375%,
	1/01/39 (b)	100	109,657
	New York City, New York, City IDA, PILOT
	Revenue Bonds (Queens Baseball Stadium
	Project), 5%, 1/01/46 (a)	2,050	1,627,064
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue Bonds
COP	Certificates of Participation	M/F	Multi-Family
GO	General Obligation Bonds	PILOT	Payment in Lieu of Taxes
HFA	Housing Finance Agency	TFABS	Tobacco Flexible Amortization Bonds
IDA	Industrial Development Authority

	BlackRock New York Municipal Income Trust II
	Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York City, New York, City Transit Authority,
Metropolitan Transportation Authority, Triborough
	COP, Series A, 5.25%, 1/01/10 (a)(c)	$ 5,000	$ 5,191,450
New York City, New York, City Transitional Finance
Authority, Building Aid Revenue Bonds, Series S-2,
	4.50%, 1/15/31 (d)(e)	2,500	2,271,175
New York City, New York, City Transitional Finance
Authority, Building Aid Revenue Bonds, Series S-2,
	4.25%, 1/15/34 (d)(e)	250	212,165
New York City, New York, City Transitional Finance
Authority, Building Aid Revenue Bonds, Series S-3,
	5.25%, 1/15/39	1,300	1,273,129
New York City, New York, City Transitional Finance
Authority, Building Aid Revenue Refunding Bonds,
	Series S-1, 4.50%, 1/15/38	500	432,160
New York City, New York, City Transitional Finance
Authority, Future Tax Secured, Revenue Refunding
	Bonds, Series B, 5%, 11/01/27	5,000	5,071,950
New York City, New York, GO, Series A-1, 4.75%,
	8/15/25	500	500,630
	New York City, New York, GO, Series B, 5.75%,
	12/01/11 (c)	3,000	3,352,770
	New York City, New York, GO, Sub-Series I-1,
	5.375%, 4/01/36	450	463,311
	New York City, New York, GO, Sub-Series J-1, 4.50%,
	5/15/30	500	469,480
	New York Convention Center Development
Corporation, New York, Revenue Bonds (Hotel Unit
	Fee Secured), 5%, 11/15/35 (a)	3,000	2,733,810
			24,118,571
Education - 25.0%	Albany, New York, IDA, Civic Facility Revenue Bonds
	(New Covenant Charter School Project), Series A, 7%,
	5/01/25	345	233,462
	Albany, New York, IDA, Civic Facility Revenue Bonds
	(New Covenant Charter School Project), Series A, 7%,
	5/01/35	220	138,290
	Dutchess County, New York, IDA, Civic Facility
	Revenue Bonds (Vassar College Project), 5.35%,
	8/01/11 (c)	4,000	4,412,960
	Dutchess County, New York, IDA, Civic Facility
	Revenue Refunding Bonds (Bard College), Series A-2,
	4.50%, 8/01/36	755	520,663
	Geneva, New York, IDA, Civic Facility Revenue
	Refunding Bonds (Hobart and William Smith Project),
	Series A, 5.375%, 2/01/33	3,250	3,230,370

	BlackRock New York Municipal Income Trust II
	Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Herkimer County, New York, IDA, Civic Facility
Revenue Bonds (Herkimer College Foundation Inc.),
	6.25%, 8/01/34	$ 385	$ 308,239
New York City, New York, City IDA, Civic Facility
Revenue Refunding Bonds (Polytechnic University),
	5.25%, 11/01/37 (f)	460	365,971
	New York City, New York, IDA, Civic Facility Revenue
Bonds (Lycee Francais de New York Project), Series
	A, 5.375%, 6/01/23 (f)	1,500	1,315,020
	New York City, New York, Trust for Cultural
	Resources Revenue Bonds (The Julliard School),
	Series A, 5%, 1/01/39	1,050	1,063,524
	New York Liberty Development Corporation Revenue
Bonds (National Sports Museum Project), Series A,
	6.125%, 2/15/19 (g)(h)	675	675
	New York State Dormitory Authority, Non-State
	Supported Debt Revenue Bonds (Manhattan College),
	Series B, 5.30%, 7/01/37 (i)	250	204,870
	New York State Dormitory Authority, Non-State
Supported Debt Revenue Bonds (Rochester Institute
	of Technology), Series A, 6%, 7/01/33	625	658,963
	New York State Dormitory Authority, Non-State
Supported Debt, Revenue Refunding Bonds (Mount
	Sinai School of Medicine of New York University), 5%,
	7/01/35 (d)	500	483,705
	New York State Dormitory Authority, Non-State
	Supported Debt, Revenue Refunding Bonds (Teachers
	College), 5.50%, 3/01/39	650	662,123
New York State Dormitory Authority Revenue Bonds
	(Brooklyn Law School), Series B,
	5.125%, 7/01/30 (j)	2,000	1,827,760
New York State Dormitory Authority Revenue Bonds
	(New School University), 5%, 7/01/31 (d)	1,425	1,396,928
			16,823,523
Health - 14.3%	Clarence, New York, IDA, Civic Facility Revenue
	Bonds (Bristol Village Project), 6%, 1/20/44 (k)	1,695	1,741,612
	Genesee County, New York, IDA, Civic Facility
Revenue Refunding Bonds (United Memorial Medical
	Center Project), 5%, 12/01/27	250	159,545
	New York City, New York, City IDA, Mortgage
Revenue Bonds (Eger Harbor House Inc. Project),
	Series A, 4.95%, 11/20/32 (k)	980	927,678

BlackRock New York Municipal Income Trust II
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New York City, New York, City IDA, Mortgage
Revenue Bonds (Eger Harbor House Inc. Project),
	Series A, 5.875%, 5/20/44 (k)	$ 975	$ 1,000,750
	New York State Dormitory Authority, Mortgage
Hospital Revenue Bonds (Saint Barnabas Hospital),
	Series A, 5%, 2/01/31 (a)(l)	1,500	1,497,930
	New York State Dormitory Authority, Non-State
Supported Debt Revenue Bonds (New York Hospital
	Medical Center of Queens), 4.75%, 2/15/37 (l)	315	263,957
	New York State Dormitory Authority, Non-State
	Supported Debt Revenue Bonds (New
	York University Hospitals Center), Series B,
	5.625%, 7/01/37	530	463,697
	New York State Dormitory Authority, Non-State
	Supported Debt Revenue Bonds (Presbyterian
	Hospital of New York), 5.25%, 2/15/31 (l)(m)	425	429,594
New York State Dormitory Authority Revenue Bonds
	(Hudson Valley Hospital Center),
	5%, 8/15/36 (l)(m)(n)	500	502,305
	New York State Dormitory Authority, Revenue
	Refunding Bonds (Kateri Residence), 5%, 7/01/22	2,000	2,024,960
	Saratoga County, New York, IDA, Civic Facility
Revenue Bonds (The Saratoga Hospital Project),
	Series B, 5.25%, 12/01/32	350	291,063
Suffolk County, New York, IDA, Continuing Care and
Retirement, Revenue Refunding Bonds (Jeffersons
	Ferry Project), 5%, 11/01/28	450	345,726
			9,648,817
Housing - 3.2%	New York City, New York, City Housing Development
Corporation, M/F Housing Revenue Bonds, AMT,
	Series J-2, 4.75%, 11/01/27	1,420	1,306,840
New York State, HFA, M/F Housing Revenue Bonds
	(Highland Avenue Senior Apartments), AMT, Series A,
	5%, 2/15/39	1,000	862,020
			2,168,860
State - 6.7%	New York State Dormitory Authority, Non-State
Supported Debt, Lease Revenue Bonds (Municipal
Health Facilities Improvement Program), Sub-Series
	24, 4.75%, 1/15/30	1,000	954,370
	New York State Dormitory Authority, Non-State
Supported Debt, Revenue Refunding Bonds (School
	District Financing Program),
	Series B, 5%, 4/01/36 (m)	750	739,050
New York State Dormitory Authority, State Personal
Income Tax Revenue Bonds (Education), Series B,
	5.75%, 3/15/36	300	322,281

BlackRock New York Municipal Income Trust II
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New York State, GO, Series A, 5%, 2/15/39	$ 500	$ 505,720
New York State Urban Development Corporation,
Personal Income Tax Revenue Bonds, Series B, 5%,
	3/15/35	2,000	2,012,840
			4,534,261
Tobacco - 11.4%	New York Counties Tobacco Trust III, Tobacco
	Settlement Pass-Through Bonds, 6%, 6/01/43	2,535	2,026,986
	TSASC, Inc., New York, TFABS, Series 1, 5.75%,
	7/15/12 (c)	5,000	5,656,700
			7,683,686
Transportation - 16.0%	Metropolitan Transportation Authority, New York,
Dedicated Tax Fund Revenue Bonds, Series B, 5%,
	11/15/34	250	249,280
Metropolitan Transportation Authority, New York,
	Dedicated Tax Fund Revenue Refunding Bonds, Series
	A, 5%, 11/15/30	5,000	4,890,450
Metropolitan Transportation Authority, New York,
	Revenue Bonds, Series B, 4.50%, 11/15/37	500	430,410
Metropolitan Transportation Authority, New York,
	Revenue Bonds, Series C, 6.50%, 11/15/28	750	830,385
Metropolitan Transportation Authority, New York,
	Revenue Refunding Bonds, Series A, 5.25%,
	11/15/31 (d)(e)	1,250	1,251,538
Metropolitan Transportation Authority, New York,
	Service Contract Revenue Refunding Bonds, Series A,
	5.125%, 1/01/29	3,000	3,001,140
Triborough Bridge and Tunnel Authority, New York,
	Revenue Refunding Bonds, Series A, 5%, 1/01/32	150	150,318
			10,803,521
Utilities - 14.3%	Long Island Power Authority, New York, Electric
	System Revenue Bonds, 5.195%, 6/01/28 (m)(o)	3,515	1,320,058
Long Island Power Authority, New York, Electric
	System Revenue Bonds, Series C,
	5.25%, 9/01/29 (p)	1,000	1,022,540
Long Island Power Authority, New York, Electric
System Revenue Refunding Bonds, Series A, 5.50%,
	4/01/24	500	536,485
Long Island Power Authority, New York, Electric
System Revenue Refunding Bonds, Series A, 6.25%,
	4/01/33	150	166,923
	New York City, New York, City Municipal Water
	Finance Authority, Second General Resolution, Water
	and Sewer System Revenue Bonds, Series AA, 4.50%,
	6/15/37 (d)	850	775,514

BlackRock New York Municipal Income Trust II
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New York City, New York, City Municipal Water
	Finance Authority, Water and Sewer System Revenue
	Bonds, Series A, 5.75%, 6/15/40	$ 250	$ 268,107
	New York City, New York, City Municipal Water
	Finance Authority, Water and Sewer System,
	Revenue Refunding Bonds,
	Series A, 5.125%, 6/15/34	4,000	4,021,720
	New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water, Revenue
Refunding Bonds (New York City Municipal Water
	Finance Authority),
	Series A, 5%, 6/15/37	1,500	1,526,175
			9,637,522
	Total Municipal Bonds in New York		100,550,579
Guam - 0.9%
Tobacco - 0.4%	Guam Economic Development and Commerce
	Authority, Tobacco Settlement Asset-Backed
	Revenue Refunding Bonds, 5.625%, 6/01/47	375	274,403
Utilities - 0.5%	Guam Government Waterworks Authority, Water and
	Wastewater System, Revenue Refunding Bonds,
	5.875%, 7/01/35	400	323,908
	Total Municipal Bonds in Guam		598,311
Multi-State - 6.1%
Housing - 6.1%	Charter Mac Equity Issuer Trust, 5.75%,
	4/30/15 (q)(r)	500	510,385
	Charter Mac Equity Issuer Trust, 6%, 4/30/15 (q)(r)	1,500	1,548,150
	Charter Mac Equity Issuer Trust, 6%,
	4/30/19 (q)(r)	1,000	1,030,570
	Charter Mac Equity Issuer Trust, 6.30%,
	4/30/19 (q)(r)	1,000	1,035,500
	Total Municipal Bonds in Multi-State		4,124,605
Puerto Rico - 6.5%
Housing - 1.5%	Puerto Rico Housing Financing Authority, Capital
Funding Program, Subordinate Revenue Refunding
	Bonds, 5.125%, 12/01/27	1,000	1,022,270
State - 0.4%	Puerto Rico Sales Tax Financing Corporation, Sales
	Tax Revenue Refunding Bonds, Series A, 5.14%,
	8/01/54 (a)(o)	5,000	271,650
Tobacco - 0.6%	Children's Trust Fund Project of Puerto Rico,
	Tobacco Settlement Revenue Refunding Bonds,
	5.625%, 5/15/43	500	365,905
Transportation - 3.3%	Puerto Rico Commonwealth Highway and
Transportation Authority, Transportation Revenue
	Refunding Bonds, Series D, 5.375%, 7/01/12 (c)	2,000	2,215,140

BlackRock New York Municipal Income Trust II
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Utilities - 0.7%	Puerto Rico Electric Power Authority, Power
	Revenue Refunding Bonds, Series VV, 5.25%,
	7/01/29 (d)	$ 500	$ 480,190
	Total Municipal Bonds in Puerto Rico		4,355,155
	Total Long-Term Investments
	(Cost - $112,288,618) - 162.7%		109,628,650
	Short-Term Securities	Shares
Money Market Fund - 2.0%	CMA New York Municipal Money Fund, 0.66% (s)(t)	1,355,770	1,355,770
	Total Short-Term Securities
	(Cost - $1,355,770) - 2.0%		1,355,770
	Total Investments (Cost - $113,644,388*) - 164.7%		110,984,420
	Other Assets Less Liabilities - 1.6%		1,038,808
	Preferred Shares, at Redemption Value - (66.3)%		(44,652,755)
	Net Assets Applicable to Common Shares - 100.0%		$ 67,370,473

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009,

as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 113,482,709
Gross unrealized appreciation	$ 2,949,877
Gross unrealized depreciation	(5,448,166)
Net unrealized depreciation	$ (2,498,289)

(a) AMBAC Insured.
(b) Assured Guaranty Insured.
(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d) NPFGC Insured.
(e) FGIC Insured.
(f) ACA Insured.
(g) Non-income producing security.
(h) Issuer filed for bankruptcy and/or is in default of interest payments.
(i) Radian Insured.
(j) XL Capital Insured.
(k) GNMA Collateralized.
(l) FHA Insured.
(m) FSA Insured.
(n) BHAC Insured.

(o) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(p) CIFG Insured.
(q) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(r) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

BlackRock New York Municipal Income Trust II

Schedule of Investments May 31, 2009 (Unaudited)

(s) Represents the current yield as of report date.
(t) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA New York Municipal Money Fund	509,336	$13,526

• The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Trust's investments:

	Valuation Inputs	Investments in Securities
Assets
Level 1		$ 1,355,770
Level 2		109,628,650
Level 3		-
$ 110,984,420

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust II

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New York Municipal Income Trust II

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date: July 15, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust II

Date: July 15, 2009